FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following tables illustrate the classification of the Company's recurring fair value measurements for financial instruments within the fair value hierarchy and their carrying values and fair values as at December 31, 2019 and December 31, 2018:

		December 31, 2019		December 31, 2018
	Level	Carrying value	Fair value	Carrying value	Fair value
Financial Liabilities
Fair value through profit or loss
7% Convertible Debentures embedded derivative	3	5,608	5,608	4,177	4,177
Non-hedge derivative contracts	2	211	211	—	—

Disclosure of gain (loss) on fair value of financial instruments
Loss/(gain) on fair value of financial instruments in the Statements of Operations and Comprehensive Loss consists of the following:

	For the Years Ended December 31,
	2019	2018
Loss/(gain) on fair value of 7% Convertible Debentures embedded derivative	$1,431	$(6,786)
Unrealized loss on non-hedge derivative contracts	211	—
	$1,642	$(6,786)

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The significant inputs used in the convertible note valuation are as follows:

	December 31, 2019	December 31, 2018
Embedded derivative
Risk premium	5.3%	5.0%
Borrowing costs	7.5%	10.0%
Expected volatility	45.0%	45.0%
Remaining life (years)	1.6	2.6

Schedule of changes in financial liabilities
The following table presents the changes in the 7% Convertible Debentures embedded derivative for the year ended December 31, 2019:

Fair value
Balance at December 31, 2018	$4,177
Loss on fair value of 7% Convertible Debentures embedded derivative	1,431
Balance at December 31, 2019	$5,608